Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2020
Profit Loss [Abstract]
Schedule of Profit Loss Before Tax Arrived After Charging and Crediting Explanatory

The Group’s loss before tax is arrived at after charging/(crediting):

		2020	2019	2018
	Notes	US$’000	US$’000	US$’000
Loss on disposal of property, plant and equipment		55	—	—
Provision for/(reversal of) the impairment of trade receivables, net	16	13	1	(60)
IPO expenses		1,439	—	—
Employee benefit expense (excluding directors’ remuneration):
Wages and salaries		70,682	37,038	12,039
Pension scheme contributions (defined contribution schemes)		640	1,166	416
Equity-settled share-based compensation expense		4,357	1,272	704